Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Transportation Portfolio

May 31, 2021

TRN-QTLY-0721
1.802192.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Aerospace & Defense - 1.0%
Aerospace & Defense - 1.0%
Curtiss-Wright Corp.	16,800	$2,105,376
Northrop Grumman Corp.	5,900	2,158,633
		4,264,009
Air Freight & Logistics - 40.0%
Air Freight & Logistics - 40.0%
Air Transport Services Group, Inc. (a)	955,398	23,732,086
Atlas Air Worldwide Holdings, Inc. (a)	87,200	6,533,896
C.H. Robinson Worldwide, Inc.	102,996	9,992,672
Echo Global Logistics, Inc. (a)	91,900	3,139,304
Expeditors International of Washington, Inc.	111,538	14,019,211
FedEx Corp.	71,441	22,490,341
Forward Air Corp.	22,300	2,160,647
Hub Group, Inc. Class A (a)	145,449	10,153,795
United Parcel Service, Inc. Class B	323,923	69,513,876
XPO Logistics, Inc. (a)	46,522	6,835,477
		168,571,305
Airlines - 5.9%
Airlines - 5.9%
Alaska Air Group, Inc. (a)	30,700	2,124,440
Copa Holdings SA Class A (a)	24,600	2,023,596
Delta Air Lines, Inc. (a)	163,259	7,784,189
SkyWest, Inc. (a)	162,800	7,982,084
Southwest Airlines Co. (a)	13,500	829,710
United Airlines Holdings, Inc. (a)	72,379	4,223,315
		24,967,334
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	31,800	1,889,874
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
Points International Ltd. (a)(b)	252,363	4,434,018
Marine - 5.4%
Marine - 5.4%
2020 Bulkers Ltd.	22,200	277,400
Diana Shipping, Inc. (a)	268,500	1,200,195
Eagle Bulk Shipping, Inc. (a)(b)	101,900	4,822,927
Genco Shipping & Trading Ltd.	386,636	6,108,849
Golden Ocean Group Ltd.	233,000	2,323,010
Kirby Corp. (a)	25,800	1,685,514
Matson, Inc.	40,395	2,611,537
Star Bulk Carriers Corp. (b)	185,400	3,617,154
		22,646,586
Professional Services - 0.4%
Research & Consulting Services - 0.4%
CACI International, Inc. Class A (a)	7,100	1,810,216
Road & Rail - 43.3%
Railroads - 26.2%
CSX Corp.	266,628	26,694,795
Kansas City Southern	33,800	10,061,584
Norfolk Southern Corp.	45,127	12,676,174
Union Pacific Corp.	270,610	60,814,185
		110,246,738
Trucking - 17.1%
AMERCO	8,969	5,157,534
ArcBest Corp.	22,200	1,728,048
Covenant Transport Group, Inc. Class A (a)	69,074	1,554,856
J.B. Hunt Transport Services, Inc.	52,711	9,042,045
Knight-Swift Transportation Holdings, Inc. Class A	119,400	5,698,962
Ryder System, Inc.	92,907	7,598,864
Schneider National, Inc. Class B	50,900	1,246,541
TFI International, Inc.	129,000	12,368,520
TFI International, Inc. (Canada)	66,800	6,403,245
U.S. Xpress Enterprises, Inc. (a)(b)	90,600	1,018,344
U.S.A. Truck, Inc. (a)	61,600	948,640
Uber Technologies, Inc. (a)	320,058	16,268,548
Universal Logistics Holdings, Inc.	49,400	1,235,000
Werner Enterprises, Inc.	40,283	1,933,181
		72,202,328

TOTAL ROAD & RAIL		182,449,066

Transportation Infrastructure - 1.0%
Airport Services - 1.0%
Macquarie Infrastructure Co. LLC (a)	122,200	4,262,336
TOTAL COMMON STOCKS
(Cost $211,109,930)		415,294,744

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.03% (c)	7,538,753	7,540,261
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	6,449,930	6,450,575
TOTAL MONEY MARKET FUNDS
(Cost $13,990,836)		13,990,836
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $225,100,766)		429,285,580
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(8,134,398)
NET ASSETS - 100%		$421,151,182

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,020
Fidelity Securities Lending Cash Central Fund	692
Total	$1,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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